Warrants	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants

11. Warrants

In January 2007, the Company issued 35,514 warrants to investors to purchase common stock at an exercise price of $5.63 per share. The warrants were issued in connection with an offering of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance.

In November 2009 and February 2010, the Company issued 416,724 and 99,220 warrants, respectively, to investors to purchase common stock at an exercise price of $2.01 per share. The warrants were issued in connection with offerings of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financings from the investors. The warrants expire in 10 years from the dates of their issuance.

In May 2011, the Company issued 437,624 and 6,566 (total of 444,190) warrants to investors to purchase common stock at an exercise price of $2.74 and $2.28 per share, respectively. The 437,624 warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance. The 6,566 warrants were issued to Silicon Valley Bank in connection with a debt financing and expire in 10 years from the date of their issuance. The fair value of these warrants was determined to be nominal.

In October 2012, the Company issued 508,516 warrants to investors to purchase common stock at an exercise price of $2.66 per share. These warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from their issuance.